Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents		$ 500,069	$ 85,265	$ 5,828,548
Restricted cash		620,868	1,306,463	736,667
Accounts receivable, net		1,530	98,325	280,692
Inventories, net				25,975
Short-term Investment		68,521	75,797	108,147
Prepaid expenses and other current assets		143,127	150,235	528,354
Total Current Assets		2,493,534	2,987,247	7,653,782
Property and equipment, net		7,953,936	573,978	525,881
Operating lease right-of-use assets		899,817	1,161,141	1,471,899
Long-term investments		2,677,395	842,070	932,755
Deferred tax assets		34,256	117,110	981,912
Prepaid expenses – non-current		128,898	135,135	119,309
Security deposits		44,259	58,838	41,157
Prepayment for long-term investments		1,429,016	2,838,578	1,153,155
Total Assets		16,591,507	9,579,574
Current Liabilities
Short-term bank loans		852,500	1,893,750	1,640,000
Accrued expenses and other current liabilities		3,558,213	2,909,587	1,300,803
Advance from customers			10,985	10,985
Contract liabilities		79,501	10,985
Operating lease liabilities – current portion		392,666	369,314	347,100
Total Current Liabilities		5,363,076	5,543,628
Tenant security deposit		5,680	7,980	10,580
Operating lease liability – non-current portion		507,151	791,827	1,124,799
Convertible notes payable – third parties		1,654,004
Total Liabilities		7,529,911	6,343,435
COMMITMENTS AND CONTINGENCIES
Equity
Preferred Stock Value
Common Stock Value	[1]	4,823	3,286
Additional paid-in capital		80,662,290	67,937,050
Stock subscription receivable		(677,220)	(1,354,440)	(2,257,400)
Accumulated deficit		(62,309,161)	(54,904,439)	(38,481,200)
Accumulated other comprehensive income		519,123	517,128	539,660
Treasury stock		(9,100,000)	(9,100,000)	(9,100,000)
Total Stockholders’ Equity		9,099,855	3,098,585	8,843,653
Noncontrolling interest		(38,259)	137,554	26,689
Total Equity		9,061,596	3,236,139	8,870,342
Total Liabilities and Equity		16,591,507	9,579,574
Previously Reported
Current Liabilities
Total Current Liabilities			5,819,529	3,692,312
Total Liabilities			6,619,336	4,827,691
Equity
Common Stock Value			32,857	28,926
Additional paid-in capital			67,907,479	58,113,667
Total Equity			3,236,139	8,870,342
Total Liabilities and Equity			9,855,475	13,698,033
Related Party
Current Assets
Accounts receivable – related parties, net		624,373	757,343	145,399
Due from related party – current		535,046	513,819
Due from related parties – non-current		930,396	865,477
Current Liabilities
Due to related parties		$ 480,196	359,992
Related Party | Previously Reported
Current Assets
Due from related parties – non-current			1,141,378	818,183
Current Liabilities
Due to related parties			635,893	393,424
Previously Reported
Current Assets
Total Assets			$ 9,855,475	$ 13,698,033

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.